Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 697,950,000.00
Total Fee Amount	60,721.65
Total Offset Amount	0.00
Net Fee	$ 60,721.65
Offering Table N/A
Offset Table N/A	N/A